Goldman Sachs US Tax-Managed Equity Fund Annual Fund Operating Expenses - Class P Shares [Member] - Goldman Sachs US Tax-Managed Equity Fund - Class P Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.68%